DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP	12 Months Ended
Dec. 31, 2017
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP

36.  DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP

During the two years ended December 31, 2016 and December 31, 2017, The Company had direct and indirect interests in the following subsidiaries:

					Proportion of nominal value
					of issued share
					capital/registered
		Establishment			capital held by the Company		Principal
Name	Region	date	Currency	Share capital	2016.12.31	2017.12.31	activities
Sky Solar Bulgaria Co EOOD	Bulgaria	02/07/2009	BGN	2,364,800	100	100	Operating entity, together with its 16 subsidiaries, engaged in the construction and management of solar parks and production and trading of solar equipment
Sky Solar (Canada) Ltd.	Canada	13/04/2009	CAD	100,000	100	100	Operating entity, together with its seven subsidiaries, engaged in the development, construction and sale of solar parks
Moktap Holdings Ltd.	Cyprus	09/03/2011	EUR	1,800	100	100	Holding entity
Neurlus Ltd.	Cyprus	16/12/2011	EUR	2,000	100	100	Holding entity
Sky Development Renewable Energy Resources S.A.	Greece	02/12/2009	EUR	1,260,000	100	100	Operating entity engaged in the construction, installation and management of solar parks
Sky International Enterprise Group Ltd.	Hong Kong	23/11/2007	HKD	10,000	100	100	Holding entity
Sky Solar Japan K.K.	Japan	16/10/2009	JPY	89,100,000	100	100	Holding entity
Sky Solar Energy S.à.r.l.	Luxembourg	28/09/2009	EUR	12,500	100	100	Holding entity
Sky Capital Europe S.à.r.l.	Luxembourg	18/05/2010	EUR	12,500	100	100	Holding entity
Energy Capital Investment S.à.r.l. (Note b)	Luxembourg	25/10/2015	EUR	12,500	100	100	Holding entity
Energy Capital Investment II S.à.r.l. (Note b)	Luxembourg	25/10/2015	EUR	12,500	100	100	Holding entity
Sky Solar Iberica S.L.	Spain	03/12/2009	EUR	1,200,000	100	100	Operating entity engaged in the construction of solar parks and provision of EPC services
Sky Capital America Inc. (Note b)	USA	23/07/2015	USD	1	100	100	Operating entity engaged in the development of solar parks

Notes:

(a)

The above table lists the subsidiaries of the Group which, in the opinion of the management, principally affected the results or assets of the Group. To give details of other subsidiaries would, in the opinion of the management result in particular of excessive length.

(b)	The entity was newly established during the year ended December 31, 2015.